Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 10,383,716	$ 18,256,420
Allowance for doubtful accounts	(70,345)	(186,909)
Total	$ 10,313,371	$ 18,069,511